Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

BCB Community Bank 401(k) Plan
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
E.I.N. 22-3760320 Plan Number 001
Year Ended December 31, 2025

	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Description of Transaction	Check here if Late Participant Loan Repayments are included: ☒	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP

Delinquent contributions for the year ended December 31, 2025	$58,092	$58,092	—	—	—